UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)

Core Alternative ETF
CCOR (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Core Alternative ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://corealtfunds.com/CCOR. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Core Alternative ETF	$58	1.19%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$39,142,783
Number of Holdings	42
Net Advisory Fee	$263,836
Portfolio Turnover	0%
Visit https://corealtfunds.com/CCOR for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(%)
Alphabet, Inc.	5.1%
Microsoft Corp.	4.5%
Morgan Stanley	4.2%
Johnson & Johnson	3.4%
Emerson Electric Co.	3.4%
JPMorgan Chase & Co.	3.4%
Chevron Corp.	3.2%
Southern Co.	3.1%
Walmart, Inc.	3.1%
CME Group, Inc.	3.0%

Top Sectors	(%)
Technology	20.9%
Financial	18.2%
Consumer, Non-cyclical	12.8%
Communications	12.0%
Consumer, Cyclical	10.0%
Industrial	8.9%
Energy	6.1%
Utilities	6.0%
Basic Materials	4.8%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://corealtfunds.com/CCOR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Core Alternative Capital documents not be householded, please contact Core Alternative Capital at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Core Alternative Capital or your financial intermediary.
Core Alternative ETF	PAGE 1	TSR-SAR-53656F847

Optimized Equity Income ETF
OEI (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Optimized Equity Income ETF for the period of October 21, 2025, to October 31, 2025. You can find additional information about the Fund at https://corealtfunds.com/OEI. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Optimized Equity Income ETF	$3	0.97%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$27,062,822
Number of Holdings	93
Net Advisory Fee	$2,150
Portfolio Turnover	0%
Visit https://corealtfunds.com/OEI for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	8.1%
Apple, Inc.	6.8%
Microsoft Corp.	6.7%
Alphabet, Inc.	4.8%
First American Government Obligations Fund	4.7%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.8%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.1%
Booking Holdings, Inc.	2.0%

Top Sectors	(%)
Technology	33.6%
Communications	18.6%
Consumer, Non-cyclical	14.2%
Financial	12.1%
Consumer, Cyclical	6.7%
Industrial	5.5%
Energy	2.7%
Finance and Insurance	1.0%
Utilities	0.6%
Cash & Other	5.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://corealtfunds.com/OEI.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Core Alternative Capital documents not be householded, please contact Core Alternative Capital at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Core Alternative Capital or your financial intermediary.
Optimized Equity Income ETF	PAGE 1	TSR-SAR-53656G159

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CORE ALTERNATIVE ETF (CCOR)
Optimized Equity Income ETF (OEI)
Semi-Annual Financial Statements and Other Information
October 31, 2025 (Unaudited)

Core Alternative ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Basic Materials - 4.8%
Air Products & Chemicals, Inc.	4,772	$1,157,639
Mosaic Co.	26,022	714,304
		1,871,943
Communications - 12.0%
Alphabet, Inc. - Class A	7,149	2,010,227
Amazon.com, Inc.(a)	4,744	1,158,580
FactSet Research Systems, Inc.	2,069	552,009
Meta Platforms, Inc. - Class A	1,484	962,151
		4,682,967
Consumer, Cyclical - 10.0%
Genuine Parts Co.	6,943	883,914
Home Depot, Inc.	2,090	793,343
McDonald’s Corp.	3,533	1,054,353
Walmart, Inc.	11,817	1,195,644
		3,927,254
Consumer, Non-cyclical - 12.8%
Amgen, Inc.	3,268	975,269
Diageo PLC - ADR	3,831	352,797
Eli Lilly & Co.	950	819,717
Johnson & Johnson	7,104	1,341,732
Merck & Co., Inc.	6,701	576,152
Procter & Gamble Co.	6,284	944,925
		5,010,592
Energy - 6.1%
Chevron Corp.	7,849	1,237,944
Exxon Mobil Corp.	9,846	1,125,989
		2,363,933
Financial - 15.6%
Aflac, Inc.	7,535	807,677
Chubb Ltd.	4,067	1,126,315
CME Group, Inc.	4,457	1,183,289
JPMorgan Chase & Co.	4,268	1,327,860
Morgan Stanley	10,130	1,661,320
		6,106,461
Industrial - 8.9%
Emerson Electric Co.	9,544	1,332,056
Lockheed Martin Corp.	2,145	1,055,083
Waste Management, Inc.	5,511	1,100,932
		3,488,071
Technology - 20.9%
Accenture PLC - Class A	2,708	677,271
Adobe, Inc.(a)	1,854	630,935
Advanced Micro Devices, Inc.(a)	4,580	1,173,030

The accompanying notes are an integral part of these financial statements.

1

Core Alternative ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
Apple, Inc.	3,695	$999,017
Broadridge Financial Solutions, Inc.	4,894	1,078,637
Fiserv, Inc.(a)	6,149	410,077
Microsoft Corp.	3,382	1,751,233
NXP Semiconductors NV	2,609	545,594
Paychex, Inc.	7,725	904,057
		8,169,851
Utilities - 6.0%
NextEra Energy, Inc.	13,926	1,133,576
Southern Co.	13,063	1,228,445
		2,362,021
TOTAL COMMON STOCKS (Cost $32,974,547)		$37,983,093
REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.6%
Financial - 2.6%
Realty Income Corp.	17,749	1,029,087
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $981,242)		1,029,087

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.4%(a)
Put Options - 0.4%
CBOE S&P 500 Index(b)(c)
Expiration: 11/04/2025; Exercise Price: $6,840.00	$17,100,500	25	68,750
Expiration: 11/05/2025; Exercise Price: $6,580.00	34,201,000	50	9,875
Expiration: 11/07/2025; Exercise Price: $6,815.00	17,100,500	25	90,250
TOTAL PURCHASED OPTIONS (Cost $418,663)			168,875

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.03%(d)	121,148	121,148
TOTAL MONEY MARKET FUNDS (Cost $121,148)		121,148
TOTAL INVESTMENTS - 100.4% (Cost $34,495,600)		39,302,203
Liabilities in Excess of Other Assets - (0.4)%		(159,420)
TOTAL NET ASSETS - 100.0%		$39,142,783

The accompanying notes are an integral part of these financial statements.

2

Core Alternative ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$37,983,093	$—	$—	$37,983,093
Real Estate Investment Trusts - Common	1,029,087	—	—	1,029,087
Purchased Options	—	168,875	—	168,875
Money Market Funds	121,148	—	—	121,148
Total Investments	$39,133,328	$168,875	$—	$39,302,203

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

3

Optimized Equity Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Basic Materials - 0.3%
Freeport-McMoRan, Inc.	1,908	$79,564
Communications - 18.9%
Alphabet, Inc. - Class A(a)	2,650	745,154
Alphabet, Inc. - Class C(a)	2,120	597,458
Amazon.com, Inc.(a)(b)	4,558	1,113,155
AppLovin Corp. - Class A(b)	212	135,114
Arista Networks, Inc.(b)	742	117,006
AT&T, Inc.	6,678	165,281
Booking Holdings, Inc.	106	538,240
Cisco Systems, Inc.	3,604	263,488
Meta Platforms, Inc. - Class A(a)	1,060	687,251
Netflix, Inc.(b)	212	237,198
Uber Technologies, Inc.(b)	1,908	184,122
Verizon Communications, Inc.	3,922	155,860
Walt Disney Co.	1,590	179,066
		5,118,393
Consumer, Cyclical - 6.8%
Costco Wholesale Corp.	318	289,841
Home Depot, Inc.	954	362,129
McDonald’s Corp.	636	189,802
Tesla, Inc.(a)(b)	1,272	580,744
TJX Cos., Inc.	1,060	148,548
Walmart, Inc.	2,756	278,852
		1,849,916
Consumer, Non-cyclical - 14.2%
Abbott Laboratories	1,696	209,660
AbbVie, Inc.	1,696	369,796
Amgen, Inc.	530	158,168
Boston Scientific Corp.(b)	1,378	138,792
Coca-Cola Co.	2,756	189,888
Eli Lilly & Co.	424	365,853
Gilead Sciences, Inc.	1,166	139,675
Intuitive Surgical, Inc.(b)	318	169,901
Johnson & Johnson	2,226	420,425
Merck & Co., Inc.	2,332	200,505
PepsiCo, Inc.	1,272	185,826
Pfizer, Inc.	5,300	130,645
Philip Morris International, Inc.	1,484	214,186
Procter & Gamble Co.	2,014	302,845
S&P Global, Inc.	318	154,933
Thermo Fisher Scientific, Inc.	424	240,573
UnitedHealth Group, Inc.	742	253,438
		3,845,109

The accompanying notes are an integral part of these financial statements.

4

Optimized Equity Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - 2.7%
Chevron Corp.	1,802	$284,211
Exxon Mobil Corp.	3,922	448,520
		732,731
Financial - 12.1%
American Express Co.	530	191,187
Bank of America Corp.	6,042	322,945
Berkshire Hathaway, Inc. - Class B(b)	848	404,954
Blackrock, Inc.	212	229,556
Charles Schwab Corp.	1,590	150,287
Citigroup, Inc.	1,696	171,686
Goldman Sachs Group, Inc.	212	167,346
JPMorgan Chase & Co.	1,272	395,745
Mastercard, Inc. - Class A	742	409,577
Morgan Stanley	1,060	173,840
Progressive Corp.	636	131,016
Visa, Inc. - Class A	848	288,947
Wells Fargo & Co.	2,862	248,908
		3,285,994
Industrial - 5.5%
Amphenol Corp. - Class A	954	132,930
Boeing Co.(b)	954	191,773
Caterpillar, Inc.	424	244,758
Eaton Corp. PLC	424	161,782
GE Vernova, Inc.	318	186,075
General Electric Co.	1,060	327,487
RTX Corp.	1,378	245,973
		1,490,778
Technology - 34.1%(c)
Accenture PLC - Class A	530	132,553
Adobe, Inc.(b)	424	144,291
Advanced Micro Devices, Inc.(a)(b)	954	244,338
Apple, Inc.(a)	6,890	1,862,849
Applied Materials, Inc.	636	148,252
Broadcom, Inc.(a)	2,120	783,616
Intel Corp.(b)	4,028	161,080
International Business Machines Corp.	636	195,513
Intuit, Inc.	212	141,521
Lam Research Corp.	848	133,526
Micron Technology, Inc.	848	189,757
Microsoft Corp.(a)	3,498	1,811,299
NVIDIA Corp.(a)	11,236	2,275,178
Oracle Corp.	742	194,857
Palantir Technologies, Inc. - Class A(b)	1,060	212,498
QUALCOMM, Inc.	1,060	191,754

The accompanying notes are an integral part of these financial statements.

5

Optimized Equity Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
Salesforce, Inc.	742	$193,224
ServiceNow, Inc.(b)	106	97,444
Texas Instruments, Inc.	636	102,688
		9,216,238
Utilities - 0.6%
NextEra Energy, Inc.	1,908	155,311
TOTAL COMMON STOCKS (Cost$25,583,792)		25,774,034

	Notional Amount	Contracts
PURCHASED OPTIONS - 1.1%(b)
Put Options - 1.1%
S&P 500 Index, Expiration: 04/17/2026; Exercise Price: $6,300.00(d)(e)	$14,364,420	21	290,430
TOTAL PURCHASED OPTIONS (Cost $260,619)			290,430

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.7%
First American Government Obligations Fund - Class X, 4.03%(f)	1,268,634	1,268,634
TOTAL MONEY MARKET FUNDS (Cost$1,268,634)		1,268,634
TOTAL INVESTMENTS - 101.0% (Cost $27,113,045)		27,333,098
Liabilities in Excess of Other Assets - (1.0)%		(270,276)
TOTAL NET ASSETS - 100.0%		$27,062,822

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

Optimized Equity Income ETF
Schedule of Written Options
October 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.0)%
Call Options - (1.0)%(a)(b)
Advanced Micro Devices, Inc., Expiration: 11/21/2025; Exercise Price: $265.00	$(128,060)	(5)	$(6,862)
Alphabet, Inc.
Expiration: 11/21/2025; Exercise Price: $265.00	(337,428)	(12)	(24,330)
Expiration: 11/21/2025; Exercise Price: $270.00	(281,820)	(10)	(16,575)
Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $230.00	(561,706)	(23)	(39,618)
Apple, Inc., Expiration: 11/21/2025; Exercise Price: $265.00	(919,258)	(34)	(31,790)
Broadcom, Inc., Expiration: 11/21/2025; Exercise Price: $362.50	(406,593)	(11)	(22,688)
Meta Platforms, Inc., Expiration: 11/21/2025; Exercise Price: $755.00	(324,175)	(5)	(1,587)
Microsoft Corp.
Expiration: 11/21/2025; Exercise Price: $532.50	(517,810)	(10)	(6,075)
Expiration: 11/21/2025; Exercise Price: $545.00	(310,686)	(6)	(1,815)
NVIDIA Corp., Expiration: 11/21/2025; Exercise Price: $192.50	(1,154,193)	(57)	(83,078)
S&P 500 Index, Expiration: 11/21/2025; Exercise Price: $6,925.00	(3,420,100)	(5)	(28,700)
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $455.00	(319,592)	(7)	(18,025)
TOTAL WRITTEN OPTIONS (Premiums received $270,880)			$(281,143)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$25,774,034	$—	$—	$25,774,034
Purchased Options	—	290,430	—	290,430
Money Market Funds	1,268,634	—	—	1,268,634
Total Investments	$27,042,668	$290,430	$—	$27,333,098
Liabilities:
Investments:
Written Options	$—	$(281,143)	$—	$(281,143)
Total Investments	$—	$(281,143)	$—	$(281,143)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

7

Core Alternative ETFs
Statement of Assets and Liabilities
October 31, 2025 (Unaudited)

	Core Alternative ETF	Optimized Equity Income ETF
ASSETS:
Investments, at value	$39,302,203	$27,333,098
Dividends receivable	45,153	3,689
Dividend tax reclaims receivable	1,124	—
Deposit at broker for option contracts	—	9,955
Total assets	39,348,480	27,346,742
LIABILITIES:
Written option contracts, at value	—	281,143
Due to broker	164,541	—
Payable to adviser	36,305	2,150
Interest payable	4,851	627
Total liabilities	205,697	283,920
NET ASSETS	$39,142,783	$27,062,822
Net Assets Consists of:
Paid-in capital	$204,171,367	$26,852,426
Total distributable earnings/(accumulated losses)	(165,028,584)	210,396
Total net assets	$39,142,783	$27,062,822
Net assets	$39,142,783	$27,062,822
Shares issued and outstanding(a)	1,530,002	1,060,000
Net asset value per share	$25.58	$25.53
Cost:
Investments, at cost	$34,495,600	$27,113,045
Proceeds:
Written options premium received	$—	$270,880

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

8

CORE ALTERNATIVE ETFs
Statement of Operations
For the Period Ended October 31, 2025 (Unaudited)

	Core Alternative ETF	Optimized Equity Income ETF(a)
INVESTMENT INCOME:
Dividend income	$543,891	$3,688
Less: Dividend withholding taxes	(1,154)	—
Interest income	71	—
Total investment income	542,808	3,688
EXPENSES:
Investment advisory fee	263,836	2,150
Interest expense	34,715	627
Total expenses	298,551	2,777
Net investment income	244,257	911
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,525,586)	(305)
Written option contracts expired or closed	78,742	—
Net realized gain (loss)	(4,446,844)	(305)
Net change in unrealized appreciation (depreciation) on:
Investments	989,860	220,053
Written option contracts	—	(10,263)
Net change in unrealized appreciation (depreciation)	989,860	209,790
Net realized and unrealized gain (loss)	(3,456,984)	209,485
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (3,212,727)	$210,396

(a)	Inception date of the Fund was October 21, 2025.
The accompanying notes are an integral part of these financial statements.

9

CORE ALTERNATIVE ETFs
Statement of Changes in Net Assets

	Core Alternative ETF		Optimized Equity Income ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$244,257	$1,058,236	$911
Net realized gain (loss)	(4,446,844)	10,363,826	(305)
Net change in unrealized appreciation (depreciation)	989,860	(8,397,986)	209,790
Net increase (decrease) in net assets from operations	(3,212,727)	3,024,076	210,396
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(235,200)	(1,062,525)	—
From return of capital	—	(56,734)	—
Total distributions to shareholders	(235,200)	(1,119,259)	—
CAPITAL TRANSACTIONS:
Shares sold	—	9,253,261	26,852,426
Shares redeemed	(17,644,731)	(121,762,088)	—
Net increase (decrease) in net assets from capital transactions	(17,644,731)	(112,508,827)	26,852,426
NET INCREASE (DECREASE) IN NET ASSETS	(21,092,658)	(110,604,010)	27,062,822
NET ASSETS:
Beginning of the period	60,235,441	170,839,451	—
End of the period	$39,142,783	$60,235,441	$27,062,822
SHARES TRANSACTIONS
Shares sold	—	350,000	1,060,000
Shares redeemed	(660,000)	(4,660,000)	—
Total increase (decrease) in shares outstanding	(660,000)	(4,310,000)	1,060,000

(a)	Inception date of the Fund was October 21, 2025.
The accompanying notes are an integral part of these financial statements.

10

Core Alternative ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$27.50	$26.28	$29.37	$30.47	$29.44	$28.77
INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.24	0.32	0.33	0.31	0.41
Net realized and unrealized gain (loss) on investments(b)	(1.92)	1.25	(3.08)	(1.10)	1.07	0.65
Total from investment operations	(1.79)	1.49	(2.76)	(0.77)	1.38	1.06
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.25)	(0.33)	(0.33)	(0.35)	(0.39)
Return of capital	—	(0.02)	—	0.00(c)	0.00(c)	—
Total distributions	(0.13)	(0.27)	(0.33)	(0.33)	(0.35)	(0.39)
Net asset value, end of period	$25.58	$27.50	$26.28	$29.37	$30.47	$29.44
Total return(d)	−6.53%	5.73%	−9.42%	−2.55%	4.63%	3.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$39,143	$60,235	$170,839	$49,434	$303,177	$169,276
Ratio of expenses to average net assets(e)	1.19%	1.29%	1.18%	1.07%	1.07%	1.07%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.14%	0.24%	0.13%	0.02%	0.02%	0.02%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets(e)	0.97%	0.92%	1.14%	1.08%	1.02%	1.44%
Portfolio turnover rate(d)(f)	—%	12%	10%	19%	7%	8%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

Optimized Equity Income ETF
Financial Highlights

Period Ended October 31, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	0.53
Total from investment operations	0.53
Net asset value, end of period	$25.53
Total return(e)	2.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,063
Ratio of expenses to average net assets(f)	0.97%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0.22%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	0.32%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was October 21, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

CORE ALTERNATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)
1. ORGANIZATION
The Core Alternative ETF (“CCOR”) and Optimized Equity Income ETF (“OEI”) (each a “Fund” and collectively, the “Funds”) are diversified and non-diversified, respectively, series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
CCOR is an actively managed exchange-traded fund (“ETF”) that seeks to achieve capital appreciation and capital preservation with a low correlation to the broader U.S. equity market. The Fund uses a combination of several strategies to produce capital appreciation while reducing risk exposure across market conditions.
OEI is an actively managed ETF that seeks to achieve long-term capital appreciation with current income as a secondary consideration.
2. SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Funds prepare their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follow the significant accounting policies described below.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of each Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, the Funds’ exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”) has designated a fair valuation committee at Core Alternative Capital, LLC (“Core Alternative” or the “Adviser”), the Funds’ Investment Adviser, as the valuation designee of each Fund. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

13

CORE ALTERNATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of October 31, 2025, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call or put option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on debt securities are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividends received on investments that represent a return of capital are classified as a reduction of cost of investments.
Distributions received from a fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally

14

CORE ALTERNATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. Core Alternative ETF generally pays out dividends from net investment income, if any, quarterly, and distributes its net capital gains, if any, to shareholders at least annually. Optimized Equity Income ETF generally pays out dividends from net investment income, if any, monthly, and distributes its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2025, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of October 31, 2025, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next six months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2025 fiscal year. At October 31, 2025, the tax periods for the prior three years (or commencement of operations, if shorter) are open to examination in the Fund’s major tax jurisdiction.
Indemnification. In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
Derivatives. Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, each Fund will segregate cash and/or other liquid assets in an amount equal to each Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. Cash deposits

15

CORE ALTERNATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
held by the counterparty associated with each Fund’s purchased and written options are presented as deposits at broker on the Statements of Assets and Liabilities. In cases where additional cash is required to be sent to the broker for option transactions, this is presented as due to broker on the Statements of Assets and Liabilities. The Funds’ deposits are monitored by the Investment Adviser and counterparty.
Each Fund invests in derivatives in order to protect against a possible decline in the market value of the securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. Additionally, a key aspect of the Optimized Equity Income ETF’s strategy is the generation of monthly income through a combination of dividend payments from equity holdings and premiums from the options strategy, which involves writing (selling) call options with an attractive strike price.
The fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When a call option of which the Funds are the writer is exercised, the Funds will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Funds are the writer is exercised, the Funds will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of October 31, 2025, the Funds’ derivative instruments are not subject to a master netting arrangement.
The average monthly value outstanding of purchased and written options during the period ended October 31, 2025, were as follows:

	Core Alternative ETF	Optimized Equity Income ETF
Purchased Options	$182,510	$290,430
Written Options	(36,283)	(281,143)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of October 31, 2025:

	Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Options, at Value
Core Alternative ETF	Purchased Options	$168,875	$—
	Written Options	—	—
Optimized Equity Income ETF	Purchased Options	290,430	—
	Written Options	—	281,143

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended October 31, 2025:

	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
	Purchased Options*	Written Options	Purchased Options*	Written Options
Core Alternative ETF - Equity Risk Contracts	$(7,553,802)	$78,742	$210,801	$—
Optimized Equity Income ETF - Equity Risk Contracts	(305)	—	29,811	(10,263)

*	Included as a component of Investments on the Funds’ Statements of Operations.

16

CORE ALTERNATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Core Alternative, the Core Alternative ETF and Optimized Equity Income ETF pay a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.05% and 0.75%, respectively, of the Fund’s average daily net assets. Core Alternative has agreed to pay all expenses of the Funds except the fee paid to Core Alternative under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan. Quasar Distributors, LLC (“Quasar” or, the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, serves as the Funds’ distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as each Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by each Fund for each creation order is $500.

17

CORE ALTERNATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Funds may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of each Fund will be issued to such authorized participant notwithstanding the fact that each Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Period Ended October 31, 2025
	Ordinary Income(1)	Return of Capital
Core Alternative ETF	$235,200	$—
Optimized Equity Income ETF	—	—

	Year Ended April 30, 2025
	Ordinary Income(1)	Return of Capital
Core Alternative ETF	$1,062,525	$56,734
Optimized Equity Income ETF	—	—

(1)	Ordinary Income may include short-term capital gains.
At April 30, 2025, the Core Alternative ETF’s fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

Core Alternative ETF
Federal Tax Cost of Investments.	$56,298,966
Gross Tax Unrealized Appreciation	$8,939,020
Gross Tax Unrealized Depreciation	(5,091,569)
Net Tax Unrealized Appreciation (Depreciation)	3,847,451
Other Accumulated Gain (Loss)	(165,428,108)
Distributable Earnings/(Accumulated Losses)	$(161,580,657)

18

CORE ALTERNATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market of Section 1256 contracts.
The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At April 30, 2025, the Funds’ most recent fiscal year end, Core Alternative ETF had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Capital Loss Carryover Utilized	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover
Core Alternative ETF	$ —	$63,841,893	$101,586,215

6. INVESTMENT TRANSACTIONS
During the period ended October 31, 2025, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations are as follows:

	Realized Gains	Realized Losses
Core Alternative ETF	$3,881,099	$(676,690)
Optimized Equity Income ETF	—	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended October 31, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Core Alternative ETF	$—	$6,095,016	$—	$17,291,256
Optimized Equity Income ETF	—	—	25,583,792	—

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
8. OPERATING SEGMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as single segment entities. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
On November 18, 2025, Optimized Equity Income ETF declared a distribution to shareholders of record on November 19, 2025 as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Optimized Equity Income ETF	$0.13486	$146,997

19

CORE ALTERNATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
On December 16, 2025, the funds declared a distribution to shareholders of record on December 17, 2025 as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Core Alternative ETF	$0.06	$85,800
Optimized Equity Income ETF	0.21	243,600

Management has evaluated the Funds’ related events and transactions that occurred subsequent to October 31, 2025, through the date of issuance of the Funds’ financial statements. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

20

CORE ALTERNATIVE ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
Core Alternative ETF
At meetings held on May 29, 2025 (the “May Meeting”) and June 10 and 11, 2025 (the “June Meeting” and together with the May Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between Core Alternative Capital, LLC (the “Adviser”) and the Trust, on behalf of Core Alternative ETF (the “Fund”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of the Fund and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the June Meeting a representative from the Adviser provided the Board with an overview of the Adviser’s advisory business, including their investment personnel, financial resources, experience, investment processes and compliance program. The representative discussed the services provided to the Fund by the Adviser, as well as the Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement, and information conveyed during the Adviser’s oral presentation. The Board also considered the information it received throughout the year about the Fund and the Adviser. The Board considered the approval of the continuation of the Agreement for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory arrangements and the Independent Trustees’ responsibilities relating thereto.
At the June Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser from the relationship with the Fund; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Continuation of the Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to the Fund with respect to implementing its investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding her view of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to the Fund. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Fund.

21

CORE ALTERNATIVE ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
(Continued)
Historical Performance. The Board next considered the Fund’s performance. The Board observed that information regarding the Fund’s past investment performance for periods ended March 31, 2025 had been included in the Materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”), as well as with funds in the Fund’s Morningstar category (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided a comparison of the Fund’s performance compared with the funds in the Selected Peer Group.
The Board noted that, for the one-year, three-year and since inception periods ended March 31, 2025, the Fund underperformed its broad-based benchmark, the S&P 500 Total Return. The Fund also underperformed the Bloomberg U.S. Aggregate Bond Index for the one- and three-year periods, but outperformed the same benchmark for the since inception period ended March 31, 2025. The Board further noted that, for the one-, three- and five-year periods ended March 31, 2025, the Fund underperformed the average of its Peer Group and its Category Peer Group, as well as the funds within its Selected Peer Group. The Board considered the Adviser’s explanation related to the Fund’s underperformance for the periods ended March 31, 2025 and took note that the Fund had experienced more positive performance year to date.
Cost of Services Provided and Profitability. The Board reviewed the management fee for the Fund, including in comparison to the management fee of its Peer Group and Category Peer Group as provided in the Barrington Report and its Selected Peer Group.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning that the Fund pays no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating the Fund’s other service providers and, with the exception of the expenses noted above, paying the Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.
The Board noted that the management fee for the Fund was higher than the average and the median of the Peer Group and Category Peer Group but was within the range of its Selected Peer Group.
The Board considered the Adviser’s discussion of the characteristics that set the Fund apart from its peers to warrant a higher management fee and agreed to monitor whether the Fund’s management fee continues to remain appropriate in light of performance and the manner in which its investment strategy is implemented following its commencement of operations and the markets’ reception of the Fund.
Economies of Scale. The Board noted that it is not yet evident that the Fund has reached the size at which it has begun to realize economies of scale. The Board also determined that, based on the amount and structure of the Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Fund grows and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable with respect to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of the Fund and its shareholders.

22

CORE ALTERNATIVE ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
(Unaudited) (Continued)
OPTIMIZED EQUITY INCOME ETF
At meetings held on August 26, 2025 (the “August Meeting”) and September 8-9, 2025 (the “September Meeting” and together with the August Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Core Alternative Capital, LLC (the “Adviser”) and the Trust, on behalf of the Optimized Equity Income ETF (the “Fund”).
Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by: (i) the vote of the Board or shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the September Meeting representatives from the Adviser provided the Board with an overview of its advisory business, including its investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided to the Fund by the Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the Agreement under the 1940 Act and information conveyed during the Adviser’s oral presentation. The Board deliberated on the approval of the Agreement in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the September Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the Fund’s anticipated expenses; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which the management fee reflects economies of scale to be shared with its shareholders; (vi) any benefits to be derived by the Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and approval of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Agreement, noting that the Adviser will be providing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to the Fund’s investment restrictions, overseeing the activities of the service providers, and monitoring compliance with various policies and procedures with applicable securities regulations. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure, as well as the Trust’s Chief Compliance Officer’s assessment of the Adviser’s compliance infrastructure. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios and trading options. The Board also noted its familiarity with the Adviser in its management of another series within the Trust.

23

CORE ALTERNATIVE ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
(Unaudited) (Continued)
Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board considered that the Fund’s management fee consists entirely of the “unitary fee” described below. The Board reviewed the proposed management fee for the Fund compared to a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”). Additionally, the Board compared the Fund’s management fee with funds identified by the Adviser to be the Fund’s most direct competitors (the “Selected Peer Group”).
The Board noted that the management fee was higher than the average and median of its Peer Group, but was within the range of funds in its Selected Peer Group.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed management fee, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. With respect to the Fund, the Board took into consideration that the Fund would pay the Adviser a “unitary fee,” meaning the Fund would pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser would be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund. Based on the projected profitability information presented and the comparability of the Fund’s proposed fees and expenses to those of its peer funds, the Board concluded that the Adviser’s anticipated profitability appears reasonable at this time.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. However, the Board determined that, based on the amount and structure of the Fund’s unitary fee, any such economies of scale would be shared with the Fund’s shareholders. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

24

CORE ALTERNATIVE ETFs
ADDITIONAL INFORMATION
October 31, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory Agreement.
TAX INFORMATION
Core Alternative ETF designated 100.00% of its ordinary income distribution for the year ended April 30, 2025, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the year ended April 30, 2025, 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders by Core Alternative ETF.

25

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	1/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	1/5/2026

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	1/5/2026

* Print the name and title of each signing officer under his or her signature.